Share Capital (Details 3)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 244,036
Exercise price | $ / shares	$ 1.09	[1]
Outstanding warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2009
Outstanding | $	$ 117,209
Exercise price | $ / shares		[2]
Exercisable through	Exit event
Outstanding warrants 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2013
Outstanding | $	$ 59,384
Exercise price | $ / shares	$ 0.92
Exercisable through	2023
Outstanding warrants 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2013
Outstanding | $	$ 8,182
Exercise price | $ / shares	$ 0.92
Exercisable through	NA	[3]
Outstanding warrants 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2014
Outstanding | $	$ 51,096
Exercise price | $ / shares	$ 1.50
Exercisable through	NA	[3]
Outstanding warrants 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2016
Outstanding | $	$ 7,832
Exercise price | $ / shares	$ 1.50
Exercisable through	NA	[4]
Outstanding warrants 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2016
Outstanding | $	$ 333
Exercise price | $ / shares	$ 0.75
Exercisable through	NA	[4]

[1]	Include 198,788 options that were granted in connection with the Digiflex acquisition, refer to Note 3 for additional information.
[2]	Represents an amount lower than $0.01
[3]	The earlier of: 5 years from the issuance date or the consummation of Initial Public Offering ("IPO") or Merger and Acquisition ("M&A") Transaction.
[4]	The earlier of: 2 years from the issuance date or the consummation of IPO or M&A Transaction